Asset Allocation: Diversified Growth Portfolio (Prospectus Summary) | Asset Allocation: Diversified Growth Portfolio
Asset Allocation: Diversified Growth Portfolio
Investment Goal
The Portfolio's investment goal is capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asset Allocation: Diversified Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.28%	0.28%	0.28%
Total Annual Portfolio Operating Expenses	1.13%	1.28%	1.38%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Asset Allocation: Diversified Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	115	359	622	1,375
Class 2	130	406	702	1,545
Class 3	140	437	755	1,657

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities. Using qualitative analysis and quantitative techniques, the subadviser adjusts portfolio allocations from time to time within these ranges to try to optimize the
Portfolio's performance consistent with its goal.

The subadviser invests mainly in a diversified portfolio of equity securities
(growth or value stocks or both) of companies of any size. The subadviser may consider, among other things, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The subadviser also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations and corporate obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell fixed income investments.

The Portfolio may invest in foreign securities (up to 60% of net assets), lower rated fixed income securities or junk bonds (up to 20% of net assets), derivatives such as futures and options, and short-term investments (up to 20% of net assets).
The subadviser may engage in frequent and active trading of the portfolio securities.

The Portfolio may invest in derivatives, such as equity index futures, options, foreign currency forwards and total return swaps. The subadviser may invest in such instruments for hedging and non-hedging purposes, for example, the subadviser may use foreign currency forwards to increase or decrease the portfolio's exposure to a particular currency or group of currencies.  Derivatives may also be used as a substitute for a direct investment in the securities of one or more issuers, or they may be used to take "short" positions, the values of which move in the opposite direction form the underlying investment, index or currency.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks.
Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the
Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Regulatory Risk. Regulatory changes could adversely affect the Portfolio by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd-Frank Wall Street Reform and Consumer
Protection Act (the "Dodd-Frank Act"), among other things, grants the CFTC and
SEC broad rulemaking authority to implement various provisions of the Dodd-Frank
Act, including comprehensive regulation of the OTC derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Portfolio by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the exposure of the Portfolio, the adviser and the subadviser to potential liabilities.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 60% Russell 3000® Index,
15% Morgan Stanley Capital International Europe, Australasia, Far East Index
(net) ("MSCI EAFE Index"), 15% Barclays Capital U.S. Aggregate Index, 5% JP
Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index
(net)sm. The returns of the MSCI Emerging Markets Index (net)sm for the periods since inception of Class 3 shares are from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Class 1 Shares

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.95% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 5.49%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Asset Allocation: Diversified Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	13.75%	3.62%	2.33%
Class 2	Class 2 Shares	13.57%	3.46%	2.18%
Class 3	Class 3 Shares	13.51%	3.36%		6.32%	Nov. 11, 2002
Blended Index	Blended Index	14.33%	4.31%	4.23%	8.00%	Nov. 11, 2002
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%	Nov. 11, 2002
S&P 500® Index	S&P 500® Index	15.06%	2.29%	1.41%	6.37%	Nov. 11, 2002
Russell 3000® Index	Russell 3000® Index	16.93%	2.74%	2.16%	7.23%	Nov. 11, 2002
MSCI EAFE Index (net)	MSCI EAFE Index (net)	7.75%	2.46%	3.50%	9.77%	Nov. 11, 2002
JP Morgan Developed Market High Yield Index	JP Morgan Developed Market High Yield Index	14.86%	8.87%	9.15%	10.90%	Nov. 11, 2002
MSCI Emerging Markets Index (net)sm	MSCI Emerging Markets Index (net)sm	18.88%	12.78%	15.89%	20.85%	Nov. 11, 2002